                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1.       Name and address of issuer:

              Merrill Lynch Variable Life Separate Account
              1300 Merrill Lynch Drive, 2nd Floor
              Pennington, NJ 08534
--------------------------------------------------------------------------------
2. The name of each series or class securities for which this form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): NOT APPLICABLE

--------------------------------------------------------------------------------
3.       Investment Company Act File Number:811-6225

         Securities Act File Number(s):     33-41829*, 33-41830, 33-55472,
         33-55678, and 333-47844

         *The fee, if any, is being paid on the filing for 33-41829.
--------------------------------------------------------------------------------
4(a).    Last day of fiscal year for which this Form is filed:

                         December 31, 2002
--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

5. Calculation of registration fee:

 (i)    Aggregate sale price of securities sold during
        the fiscal year pursuant to section 24(f):                           $  38,446,211
                                                                               -----------
 (ii)   Aggregate price of securities redeemed or
        repurchased during the fiscal year:               $    56,555,849
                                                           --------------


 (iii)  Aggregate price of securities redeemed or
        repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission:      $
                                                           --------------

 (iv)   Total available redemption credits [add items
        5(ii) and 5(iii):                                                    $ (56,555,849)
                                                                               ------------

 (v)    Net sales -- if Item 5(i) is greater than Item
        5(iv) [subtract Item 5(iv) from item 5(i):                           $           0
                                                                                ----------

 (vi)   Redemption credits available for use in future
        years -- if Item 5(i) is less than 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:             $  (18,109,638)
                                                           --------------

 (vii)  Multiplier for determining registration fee
        (See Instruction C.9):                                                x  0.0000809
                                                                                 ---------

 (viii) Registration fee due [multiply Item 5(v) by
        Item 5(viii)] enter "0" if no fee is due:                            =$       0.00
                                                                               ===========


*The fee, if any, is being paid on the filing for 33-41829.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________________.
--------------------------------------------------------------------------------
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  +$____________
--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                   =$       0.00
                                                                     -----------
*The fee, if any, is being paid on the filing for 33-41829.
--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



         Method of Delivery:
                [ ]    Wire Transfer
                [ ]    Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ MATTHEW J. RIDER
                             -----------------------------
                             Matthew J. Rider
                             Chief Financial Officer

Date    March 27, 2003
     --------------------

*Please print the name and title of the signing officer below the signature.